WARRANTS (Details) (Warrants) In Thousands, except Share data, unless otherwise specified		1 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended
	Aug. 05, 2010 USD ($)	Aug. 31, 2010 Placement agent USD ($)	Dec. 31, 2005 Placement agent	Jul. 20, 2007 Placement agent USD ($)	Jul. 20, 2007 Placement agent CNY	Jul. 31, 2011 Senior management item	Aug. 05, 2010 Series B convertible redeemable preferred shares USD ($)	Jul. 31, 2007 Series B convertible redeemable preferred shares Placement agent USD ($)	Dec. 31, 2005 Series B convertible redeemable preferred shares Placement agent USD ($)	Aug. 31, 2010 Ordinary shares Placement agent	Jul. 31, 2011 Class A ordinary shares Senior management
WARRANTS
Number of shares that can be purchased on exercise of warrants								590,193	196,731		500,000
Exercise price (in dollars per share)		$ 0.75					$ 0.75	$ 0.75	$ 2.24
Share exchange ratio		0.33						0.33
Warrant expiration term			5 years
Fair value of warrants	$ 362	$ 362,922		$ 393	2,737
Number of warrants exercised (in shares)		196,731					196,731
Number of shares purchased on exercise of warrants										590,193
Number of warrants granted (in shares)						500,000
Number of employees to whom warrants are granted						1